UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08201

                 ALLIANCEBERNSTEIN GREATER CHINA `97 FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
                            PORTFOLIO OF INVESTMENTS

April 30, 2005 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.8%

Canada - 1.1%
Sino Forest Corp. Cl. A (a)                                200,000  $    514,981
                                                                    ------------
Hong Kong - 71.9%
Air China, Ltd. Cl. H (a)                                  480,000       170,874
Aluminum Corp. of China, Ltd. Cl. H                        800,000       435,324
Angang New Steel Co., Ltd. Cl. H                         1,000,000       540,923
Chen Hsong Holdings, Ltd.                                  300,000       167,992
Cheung Kong (Holdings), Ltd.                               160,000     1,512,488
China Life Insurance Co., Ltd. Cl. H (a)                 1,500,000       999,615
China Mengniu Dairy Co., Ltd. (a)                          742,000       493,905
China Merchants Holdings International Co., Ltd.           500,000       976,434
China National Aviation Co., Ltd.                        2,500,000       535,939
China Oilfield Services, Ltd. Cl. H                      2,500,000       835,001
China Resources Enterprise, Ltd.                           458,000       643,504
China Shipping Development Co., Ltd. Cl. H               1,200,000     1,055,773
China Telecom Corp., Ltd. Cl. H                          1,474,000       501,752
China Travel International Investment Hong Kong, Ltd.    2,000,000       584,437
CNOOC, Ltd.                                              3,000,000     1,613,993
COFCO International, Ltd.                                  750,000       317,936
Dah Sing Banking Group, Ltd.                               200,000       351,706
Esprit Holdings, Ltd.                                      100,000       744,976
Global Bio-chem Technology Group Co., Ltd.                 700,000       458,522
Guangdong Investment, Ltd.                               1,500,000       401,208
Guangshen Railway Co., Ltd. Cl. H                        1,200,000       412,115
Harbin Power Equipment Co., Ltd. Cl. H                   1,000,000       314,745
Hong Kong Exchanges & Clearing, Ltd.                       200,000       487,603
Hopewell Holdings, Ltd.                                    320,000       779,208
HSBC Holdings Plc.                                          23,200       372,105
Huaneng Power International, Inc. Cl. H                  1,800,000     1,373,738
Industrial and Commercial Bank of China (Asia), Ltd.       400,000       503,828
JCG Holdings, Ltd.                                         500,000       449,995
K. Wah Construction Materials, Ltd.                        312,000       298,183
Kingway Brewery Holdings, Ltd.                           1,500,000       538,793
Li & Fung, Ltd.                                            300,000       575,443
Lianhua Supermarket Holdings, Ltd. Cl. H                 1,000,000     1,083,346
Lifestyle International Holdings, Ltd.                     949,000     1,488,522
Melco International Development, Ltd.                      228,000       592,416
NWS Holdings, Ltd.                                         500,000       717,948
PetroChina Co., Ltd. Cl. H                               3,000,000     1,791,756
Ping An Insurance (Group) Co. of China, Ltd. Cl. H (a)     277,500       424,808
Shandong Weigao Group Medical Polymer Co., Ltd. Cl. H    6,980,000       931,240
Shun Tak Holdings, Ltd.                                    942,000       920,768
Sinopec Shanghai Petrochemical Co., Ltd. Cl. H           1,300,000       481,363

                                                         Shares or
                                                         Principal
                                                           Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------
Sinotrans, Ltd. Cl. H                                      500,000  $    147,835
Skyworth Digital Holdings, Ltd.                          2,000,000       139,830
Solomon Systech International, Ltd.                      1,000,000       327,650
Swire Pacific, Ltd. Cl. A                                   20,500       170,868
Techtronics Industries Co., Ltd.                           220,000       489,274
Tong Ren Tang Technologies Co., Ltd. Cl. H                 300,000       581,127
TPV Technology, Ltd.                                       500,000       313,263
Tsingtao Brewery Co., Ltd. Cl. H                           450,000       495,876
Weiqiao Textile Co., Ltd. Cl. H                            360,000       474,938
Wing Hang Bank, Ltd.                                        52,500       331,752
Wing Lung Bank, Ltd.                                        40,000       292,544
Yantai North Andre Juice Co., Ltd. Cl. H                 3,900,000       380,234
Yanzhou Coal Mining Co., Ltd. Cl. H                        500,000       681,836
Zhejiang Expressway Co., Ltd. Cl. H                        400,000       278,417
ZTE Corp. Cl. H                                            168,800       483,975
                                                                    ------------
                                                                      33,469,644
                                                                    ------------
Singapore - 3.7%
Elec & Eltek International Co., Ltd.                        73,000       184,325
Hongkong Land Holdings, Ltd. (a)                           340,000       982,600
Jardine Matheson Holdings, Ltd.                             30,000       541,092
                                                                    ------------
                                                                       1,708,017
                                                                    ------------
Taiwan - 19.1%
Asustek Computer, Inc.                                     390,000     1,044,376
AU Optronics Corp.                                         686,000     1,088,876
Cathay Financial Holding Co., Ltd.                         600,000     1,089,206
Cathay Financial Holding Co., Ltd. (GDR) (b)                 4,200        75,516
Cheng Loong Co.                                          1,483,200       488,725
Chinatrust Financial Holding Co., Ltd.                     529,800       609,014
Chunghwa Telecom Co., Ltd. (ADR)                             4,100        83,107
Compal Electronics, Inc.                                   107,160        99,232
Hon Hai Precision Industry Co., Ltd.                       236,163     1,122,632
Jenn Feng Industrial Co., Ltd.                             255,120       301,517
MediaTek, Inc.                                              65,000       492,803
Mega Financial Holding Co., Ltd.                         1,000,000       629,421
Nan Ya Plastics Corp.                                      424,947       610,553
Taiwan Semiconductor Manufacturing Co., Ltd.               398,107       662,682
Wan Hai Lines, Ltd.                                        471,702       494,965
                                                                    ------------
                                                                       8,892,625
                                                                    ------------
Total Common Stocks
  (cost $36,679,478)                                                  44,585,267
                                                                    ------------
SHORT-TERM INVESTMENT - 3.2%
Time Deposit - 3.2%
HSBC Bank
   2.88%, 5/02/05
   (cost $1,500,000)                                     $   1,500     1,500,000
                                                                    ------------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------
Total Investments - 99.0%
   (cost $38,179,478)                                               $ 46,085,267
Other assets less liabilities -  1.0%                                    446,791
                                                                    ------------
NET ASSETS - 100%                                                   $ 46,532,058
                                                                    ============

a     Non-income producing security.
b This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005 the market value of this security amounted to $75,516 or 0.2% of net assets.

      Glossary of terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      SECTOR BREAKDOWN*
      April 30, 2005 (unaudited)

      Finance                                   21.5%
      Technology                                12.6%
      Multi-Industry                            12.3%
      Basic Industry                            10.3%
      Transportation                             9.6%
      Energy                                     9.2%
      Consumer Staples                           7.2%
      Capital Goods                              5.1%
      Consumer Services                          4.1%
      Healthcare                                 2.3%
      Consumer Manufacturing                     1.3%
      Utilities                                  1.3%
      Short-Term                                 3.2%
                                              -------
      Total Investments                        100.0%
                                              =======

      * The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China `97 Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005